Legal and administrative proceedings	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Legal and administrative proceedings

29. Legal and administrative proceedings

The Company is a defendant in numerous legal and administrative actions in the ordinary course of business, including civil, tax, environmental and labor proceedings.

The Company makes use of estimates to recognize the amounts and the probability of outflow of resources, based on reports and technical assessments and on management’s assessment. Provisions are recognized for probable losses of which a reliable estimate can be made.

Arbitral, legal and administrative decisions against the Company, new jurisprudence and changes of existing evidence can result in changes regarding the probability of outflow of resources and on the estimated amounts, according to the assessment of the legal basis.

a)        Provision for legal and administrative proceedings

Effects in income statements

	2024	2023	2022
Tax litigations	(80)	8	(40)
Civil litigations	(29)	(70)	(38)
Labor litigations	(191)	(167)	(67)
Environmental litigations	(3)	-	(8)
Total	(303)	(229)	(153)

Changes in the provisions during 2024

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2023	90	380	514	15	999
Additions and reversals, net	80	29	191	3	303
Payments	(15)	(72)	(111)	-	(198)
Indexation and interest	71	31	8	2	112
Acquisition of Aliança Energia	-	6	-	27	33
Translation adjustment	(25)	(84)	(120)	(7)	(236)
Balance as of December 31, 2024	201	290	482	40	1,013

The Company has considered all information available to assess the likelihood of an outflow of resources and in the preparation on the estimate of the costs that may be required to settle the obligations.

Tax litigations – The Company is party to several administrative and legal proceedings related mainly to the incidence of

Brazilian federal contributions ("PIS" and "COFINS"), Value-added tax ("ICMS") and other taxes.

Civil litigations - Refers to lawsuits for: (i) indemnities for losses, payments and contractual fines due to contractual imbalance or non-compliance that are alleged by suppliers, and (ii) land claims referring to real estate Vale's operational activities.

Labor litigations - Refers to lawsuits for claims by in-house employees and service providers, primarily involving demands for additional compensation for overtime work, moral damages or health and safety conditions.

Environmental litigations - Refers mainly to proceedings for environmental damages and issues related to environmental licensing.

The lawsuits related to Brumadinho event (note 26) and the Samarco dam failure (note 27) are presented in its specific notes to these financial statements and, therefore, are not disclosed above.

b)       Contingent liabilities

	December 31, 2024	December 31, 2023
Tax litigations	5,995	7,235
Civil litigations	1,274	1,366
Labor litigations	292	378
Environmental litigations	1,050	1,320
Total	8,611	10,299

The main contingent liabilities, updated by applicable interest rates, for which the likelihood of loss is considered possible are presented by nature as follows. The proceedings related to Brumadinho event (note 26) and the Samarco dam failure (note 27) are presented in its specific notes to these financial statements.

Tax proceedings - Financial compensation for the exploration of mineral resources (“CFEM”)

The Company is engaged in numerous administrative and judicial proceedings related to the mining royalty known as CFEM. These proceedings arise from assessments by the Brazilian National Mining Agency (“Agência Nacional de Mineração – ANM”, former “DNPM”), which main discussions involve the deduction of taxes, insurance and transportation costs indicated in the corresponding invoice of CFEM payments, in addition to CFEM charges on pellet sales and the revenues from sales made by our foreign subsidiaries. The Company estimates the possible losses resulting from these proceedings to be US$1,835 as of December 31, 2024 (December 31, 2023: US$2,132).

Tax proceedings – PIS/COFINS

The Company is a party to several claims related to the alleged misuse of PIS and COFINS credits (federal taxes levied on the companies’ gross revenue). Brazilian tax legislation authorizes taxpayers to deduct PIS and COFINS tax credits, such as those referring to the acquisition of inputs for the production process and other items. The tax authorities mainly claim that (i) some credits were not related to the production process, and (ii) the right to use the tax credits was not adequately proven. The Company is discussing the afore mentioned charges related to credits determined as of 2002. The chances of loss related to these lawsuits classified as possible total US$2,326 as of December 31, 2024 (December 31, 2023: US$2,198).

Tax proceedings – Tax on Services (“ISS”)

The Company is party to several administrative and judicial proceedings related to the collection of ISS in several Brazilian municipalities. The tax authorities’ main allegations for those proceedings are: (i) the tax basis used for computing the tax payable was incorrect; (ii) failure to pay ISS related to third-party property and business management services; and (iii) the incidence of ISS over own goods port handling services (“self-service”). As of December 31, 2024, the total amount of the possible loss is US$739 (December 31, 2023: US$738).

Tax proceedings – Value added tax on services and circulation of goods (“ICMS”)

The Company is engaged in several administrative and judicial proceedings relating to additional charges of ICMS by the tax authorities of different Brazilian states. In each of these proceedings, the tax authorities claim that (i) misuse of tax credit; (ii) the Company is required to pay the ICMS on acquisition of electricity (iii) operations related to the collection of tax rate differential (“DIFAL”) and (iv) incidence of ICMS on its own transportation. The total amount classified as a possible loss is US$389 as of December 31, 2024 (December 31, 2023: US$586).

Environmental litigations – Iron ore operations in Itabira

The Company is a party to two lawsuits filed by the municipality of Itabira, in the state of Minas Gerais. The first is a public civil action filed by the municipality of Itabira in August 1996, alleging that Vale's iron ore operations in Itabira caused environmental, social, and alleged environmental degradation damages to the site, and requesting the immediate recovery of the affected ecological complex and the implementation of compensatory environmental programs in the region. In the second action, filed in September 1996, the municipality of Itabira claims the right to be reimbursed for expenses incurred in relation to public services provided as a result of mining activities. The damages claimed, updated since the date of the action, total US$460 on December 31, 2024 (2023: US$524). Both actions are in the procedural instruction phase, and the Company has assessed the risk of loss as possible.

Environmental litigations – Public Civil Action of Maravilhas II and III and Forquilhas V

The Company is a party to public civil actions filed by the Public Prosecutor's Office of the State of Minas Gerais and the municipality of Jeceaba requesting the suspension of tailings disposal in the Maravilhas II and III dam (Vargem Grande complex) and Forquilhas V (Fábrica complex). The actions are ongoing, and evidence is awaited for subsequent judgment of the case. The Company considers the risk of loss to be possible. However, the amount of any losses resulting from the possible shutdown of these operations or compensation actions cannot be reliably estimated.

Environmental litigations – Proceeding related to the Tubarão Port

In July 2006, the National Association of Friends of the Environment (ANAMA) filed a class action against Vale, the State of Espírito Santo, the Environmental Institute of the State of Espírito Santo (IEMA), the Municipality of Vitória, the Federal Union, and the Brazilian Institute of Environment and Renewable Natural Resources (Ibama). ANAMA requested compensation for the pollution allegedly caused in the Metropolitan Region of the Municipality of Vitória and the suspension of the operating license. In 2018, the Company entered into an agreement that established investments to improve atmospheric emissions control at the Tubarão Port and pelletizing plants. This agreement should have halted the continuation of the lawsuit. However, despite the conclusions of the judicial technical evidence and the execution of the agreement, in November 2023, the court established that Vale should present additional technical evidence to assess the Company's contribution to the air quality of the metropolitan region of Vitória, in the state of Espírito Santo. The Company is defending these proceedings and considers the risk of loss to be possible. However, the amount of any losses resulting from the possible shutdown of these operations or compensation actions to prevent the suspension of the license cannot be reliably estimated.

Environmental litigations – Stella Banner Accident

In December 2020, the Federal Public Prosecutor's Office (MPF) filed a public civil action against Vale seeking compensation for the alleged environmental damages and reimbursement of expenses incurred by public authorities. In April 2022, the MPF filed a criminal action before the Federal Court against the captain of the carrier, Polaris, and Vale, for the alleged crime of pollution through the unauthorized discharge of oily waste. In November 2023, the court accepted the complaint for the alleged crime of pollution through the discharge of oil into the sea. The Company is defending these proceedings and considers the risk of loss to be possible. However, it is not yet possible to reliably estimate the amount of a potential loss.

c) Judicial deposits

	December 31, 2024	December 31, 2023
Tax litigations	338	516
Civil litigations	78	122
Labor litigations	110	148
Environmental litigations	11	12
Total	537	798

d) Guarantees contracted for legal proceedings

In addition to the above-mentioned tax, civil, labor and environmental judicial deposits, the Company contracted US$2.9 billion (December 31, 2023: US$2.7 billion) in guarantees for its lawsuits, as an alternative to judicial deposits.

Accounting policy

A provision is recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made. The provision is recorded an expense in the income statement.

Provisions are recognized and subsequently measured at the best estimate of the expenditures required to settle the Company's obligation.

This obligation is updated based on the developments of the judicial process or interest accretion and can be reversed if the expectation of loss is not considered probable due to changes in circumstances or when the obligation is settled.

Contingent assets are disclosed when the related economic benefits are probable and are only recognized in the financial statements in the period in which their realization is virtually certain.

Critical accounting estimates and judgments

Legal and administrative proceedings are contingent by nature, that is, it will be resolved when one or more future event occurs or fails to occur. Typically, the occurrence or not of such events is outside of the Company’s control. Legal uncertainties involve the application of significant estimates and judgments by management regarding the potential outcomes of future events.